Shareholders' Equity - Weibo Available Shares (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of shares available for issuance
Outstanding number of shares available for issuance at the beginning of the year	5,728	2,962	4,711
Additions (in shares)		6,000
Granted	(2,456)	(2,981)	(1,841)
Outstanding number of shares available for issuance at the end of the year	3,346	5,728	2,962
Weibo
Number of shares available for issuance
Outstanding number of shares available for issuance at the beginning of the year	20,217	2,738	4,648
Additions (in shares)		21,684	1,000
Granted	(1,917)	(4,851)	(2,951)
Cancelled/expired/forfeited (in shares)	578	646	41
Outstanding number of shares available for issuance at the end of the year	18,878	20,217	2,738